                               1998 ANNUAL REPORT






                                   CENTENNIAL
                                  MONEY MARKET
                                     TRUST

DEAR SHAREHOLDER:

In a year of excitement and volatility for stock markets here and abroad, money market funds, such as Centennial Money Market Trust, generally continued to provide stable returns. Yields moved in a very narrow range, as the Federal Reserve Board, which raises and lowers short-term interest rates based on its view of inflation, stayed on the sidelines for the entire fiscal year.

Two opposing forces have kept the Fed from raising or lowering rates. On one hand, the U.S. economy continues to grow at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weakened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on inflation. Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%.

For the fiscal year ended June 30, 1998, Centennial Money Market Trust produced a compounded annual yield of 5.17%. Without compounding, the corresponding yield was 5.04%. The seven-day annualized yields, with and without compounding on June 30, 1998 were 5.11% and 4.99%, respectively.1 It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

The supply of money market securities varied considerably during the year. For example, in January 1998, corporations issued a great deal of commercial paper to take advantage of very low interest rates. By June, the excess supply had been absorbed by strong demand, which boosted prices and brought yields down.

To be sure, there are still opportunities to add yield to the portfolio without taking material credit risk. For example, we recently purchased a security issued by a major insurance company that was offering a slightly higher yield than the market for commercial paper. In addition, the security carried a "put" option. In the event that interest rates rise, the put option gives us the right to sell the security back to the issuer at the price we originally paid for the security. The put option is important because, without it, rising interest rates would decrease the security's potential return.

During the rest of 1998 and beyond, we plan to continue monitoring global events so that we can position the portfolio accordingly. We will also continue to invest conservatively, always keeping in mind your objectives of safety and liquidity.




1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you reach your investment goals, part of our commitment to you as The Right Way to Invest.


Sincerely,

/s/ JAMES C. SWAIN
-------------------
James C. Swain
Chairman
Centennial Money Market Trust


/s/  BRIDGET A. MACASKILL
------------------------------
Bridget A. Macaskill
President
Centennial Money Market Trust

July 22, 1998

STATEMENT OF INVESTMENTS June 30, 1998

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BANKERS' ACCEPTANCES--0.2%

BankBoston, N.A., 5.37%, 7/14/98........................................................ $  8,000,000    $     7,984,486

Corestates Bank, N.A., 5.46%, 9/21/98...................................................   15,000,000         14,813,450
                                                                                                         ---------------
Total Bankers' Acceptances .............................................................                      22,797,936
                                                                                                         ---------------
CERTIFICATES OF DEPOSIT--4.5%

DOMESTIC CERTIFICATES OF DEPOSIT--0.9%

Bank of America, 5.50%, 7/22/98.........................................................   30,000,000         29,999,417
Lasalle National Bank:
  5.53%, 8/2/98.........................................................................   25,000,000         25,000,000
  5.61%, 9/11/98........................................................................   30,000,000         30,000,000
  5.62%, 10/26/98.......................................................................   50,000,000         50,000,000
                                                                                                         ---------------
                                                                                                             134,999,417
                                                                                                         ---------------
YANKEE CERTIFICATES OF DEPOSIT--3.6%

Deutsche Bank AG:
  5.65%, 1/22/99........................................................................   35,000,000         35,000,000
  5.71%, 1/29/99........................................................................   25,000,000         25,000,000
  5.85%, 10/20/98.......................................................................   25,000,000         25,008,335

Societe Generale:
  5.54%, 7/24/98........................................................................   25,000,000         25,000,000
  5.54%, 8/17/98........................................................................   10,000,000          9,998,689
  5.60%, 10/8/98........................................................................   25,000,000         24,998,224
  5.60%, 10/5/98........................................................................   15,000,000         15,000,389
  5.63%, 11/4/98........................................................................   20,000,000         20,000,000
  5.76%, 10/8/98........................................................................   18,000,000         17,996,382
  5.77%, 10/7/98........................................................................   12,750,000         12,749,294
  5.77%, 10/7/98........................................................................   15,000,000         14,998,475
  5.77%, 10/7/98........................................................................   35,500,000         35,495,559
  5.77%, 10/7/98........................................................................   20,000,000         20,000,595
  5.775%, 10/9/98.......................................................................   25,000,000         24,999,486
  5.775%, 10/9/98.......................................................................   25,000,000         24,998,163
  5.775%, 10/9/98.......................................................................   25,000,000         24,998,715
  5.86%, 10/5/98........................................................................   25,000,000         25,015,800
  5.86%, 11/18/98.......................................................................   26,000,000         26,011,545
  5.89%, 10/14/98.......................................................................   20,000,000         20,004,877
  5.89%, 8/14/98........................................................................   25,000,000         25,002,832
  5.91%, 10/15/98.......................................................................   15,000,000         15,003,128
  5.96%, 9/15/98........................................................................   25,000,000         25,009,863

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

Swiss Bank Corp.:
  5.68%, 11/9/98........................................................................ $ 40,000,000    $    40,000,706
  5.69%, 7/2/98.........................................................................   20,000,000         20,000,096
                                                                                                         ---------------
                                                                                                             552,291,153
                                                                                                         ---------------
Total Certificates of Deposit...........................................................                     687,290,570
                                                                                                         ---------------
DIRECT BANK OBLIGATIONS--5.4%

Abbey National North America Corp.:
  5.37%, 7/27/98........................................................................   20,000,000         19,922,433
  5.45%, 10/22/98.......................................................................   50,000,000         49,144,653
  5.47%, 10/30/98.......................................................................   45,000,000         44,172,662
  5.49%, 11/4/98........................................................................   50,000,000         49,039,250
  5.495%, 11/13/98......................................................................   50,000,000         48,969,687
  5.50%, 11/2/98........................................................................   30,000,000         29,431,667
ABN Amro North America Finance, Inc.:
  5.47%, 10/28/98.......................................................................   50,000,000         49,095,930
  5.49%, 11/5/98........................................................................   50,000,000         49,031,625
BankBoston, N.A.:
  5.63%, 11/9/98........................................................................   20,000,000         20,000,000
  5.65%, 10/5/98........................................................................   25,000,000         25,000,000
  5.65%, 11/19/98.......................................................................   40,000,000         40,000,000
  5.65%, 11/2/98........................................................................   30,000,000         30,000,000
  5.65%, 11/9/98........................................................................   35,000,000         35,000,000
Bank of Scotland, 5.42%, 10/7/98 .......................................................   30,000,000         29,557,367
Bankers Trust Co., New York:
  5.65%, 7/4/98(1)......................................................................   25,000,000         24,999,682
  5.79%, 7/4/98(1)......................................................................   20,000,000         19,999,745
  5.79%, 8/7/98(1)......................................................................   25,000,000         24,998,730
  5.82%, 7/14/98(1).....................................................................   20,000,000         19,999,857
FCC National Bank:
  5.62%, 8/12/98(1).....................................................................   18,000,000         17,990,950
  5.62%, 9/1/98(1)......................................................................   25,000,000         24,984,397
National Westminster Bank of Canada:
  5.39%, 8/17/98........................................................................   10,000,000          9,929,630
  5.523%, 11/2/98.......................................................................   20,000,000         19,619,527
Societe Generale North America, Inc.:
  5.45%, 10/7/98........................................................................   30,000,000         29,554,917
  5.455%, 10/23/98......................................................................   50,000,000         49,136,292

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
DIRECT BANK OBLIGATIONS (CONTINUED)

Societe Generale:
  5.55%, 7/1/98(1)...................................................................... $ 17,000,000    $    16,987,891
  5.59%, 8/24/98(1).....................................................................   12,000,000         11,996,646
  5.78%, 9/16/98(1).....................................................................   15,000,000         14,996,802
  5.78%, 8/27/98(1).....................................................................   10,000,000          9,999,127
                                                                                                         ---------------
Total Direct Bank Obligations                                                                                813,559,467
                                                                                                         ---------------
LETTERS OF CREDIT--7.3%

ABN Amro Bank NV, guaranteeing commercial paper of:
  Formosa Plastics Corp., Series A:
  5.52%, 9/18/98........................................................................   10,000,000          9,878,867
  5.53%, 9/8/98.........................................................................   20,000,000         19,788,017
  Glencore Finance (Bermuda) Ltd., Series B, 5.60%, 7/22/98 ............................   35,000,000         34,885,667
Bank of America NT & SA, guaranteeing commercial of:
  Formosa Plastics Corp., USA, Series B, 5.51%, 9/18/98 ................................   40,000,000         39,515,905
  Minmetals Capitals & Securities, Inc., 5.41%, 7/23/98 ................................   25,000,000         24,916,919
Bank One, Cleveland, guaranteeing commercial paper of Capital One Funding Corp.:
  Series 1995F, 5.63%, 7/1/98(1) (2)....................................................   20,100,000         20,100,000
  Series 1995F, 5.63%, 7/1/98(1) (2)....................................................    5,738,000          5,738,000
  Series 1996C, 5.63%, 7/1/98(1) (2)....................................................   16,900,000         16,900,000
  Series 1997E, 5.63%, 7/1/98(1) (2)....................................................   13,580,000         13,580,000
Bank One, Indiana, guaranteeing commercial paper of Primex Funding Corp.,
  5.66%, 7/1/98(1) (2) .................................................................    4,750,000          4,750,000
Barclays Bank PLC, guaranteeing commercial paper of:
  Banca Serfin SA, Institucion de Banco Multiple Groupa Financiera Serfin,
  Nassau Branch:
  5.42%, 11/23/98.......................................................................   35,000,000         34,235,528
  5.50%, 10/30/98.......................................................................   15,000,000         14,722,708
  Banco Bradesco SA, Grand Cayman Branch:
  Series A, 5.50%, 12/18/98.............................................................   40,000,000         38,961,111
  Series B, 5.51%, 11/20/98.............................................................    5,000,000          4,891,331
  Banco de Credito Nacionale SA, Series A:
  5.38%, 7/20/98........................................................................   10,000,000          9,971,606
  5.40%, 8/11/98........................................................................   12,000,000         11,926,200
  5.41%, 7/7/98.........................................................................   10,000,000          9,990,983
  5.40%, 7/6/98.........................................................................    5,000,000          4,996,250
  Banco Nacionale de Comericio Exterior, SNC, Series A:
  5.465%, 10/15/98......................................................................   30,000,000         29,517,258
  5.47%, 10/13/98.......................................................................   20,000,000         19,683,956
  5.47%, 10/14/98.......................................................................   20,000,000         19,680,917
  5.48%, 10/19/98.......................................................................   25,000,000         24,581,389

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LETTERS OF CREDIT (CONTINUED)

  Banco Nacionale de Mexico SA, Series B:
  5.38%, 7/20/98........................................................................ $ 10,000,000     $    9,971,606
  5.38%, 7/22/98........................................................................   30,000,000         29,905,850
  5.40%, 8/24/98........................................................................   15,000,000         14,878,500
  Series A, 5.51%, 10/30/98.............................................................   10,000,000          9,814,803
  Banco Real SA, Grand Cayman Branch:
  Series A, 5.455%, 9/11/98.............................................................   30,000,000         29,672,700
  Series A, 5.48%, 10/19/98.............................................................   21,425,000         21,065,639
  Series B, 5.46%, 9/16/98..............................................................   12,000,000         11,859,860
  Nacionale Financiera, SNC, 5.525%, 11/19/98 ..........................................   40,000,000         39,134,417
  Petroleo Brasileiro S.A.:
  Petrobras, Series A, 5.50%, 12/21/98..................................................   12,000,000         11,682,833
  Pertobras, Series A, 5.51%, 8/27/98...................................................   15,000,000         14,869,137
  Petrobras, Series B, 5.46%, 8/28/98...................................................   25,000,000         24,780,083
  Petrobras II, Series C, 5.46%, 9/1/98.................................................   10,000,000          9,905,967
  Petrobras II, Series C, 5.48%, 9/25/98................................................   30,000,000         29,607,267
  Petrobras II, Series C, 5.47%, 10/29/98...............................................   21,000,000         20,617,100
Bayerische Vereinsche AG, guaranteeing commercial paper of:
  Banco de Galicia y Buenos Aires S.A.:
  5.46%, 9/11/98........................................................................    5,000,000          4,945,400
  5.47%, 9/18/98........................................................................   25,000,000         24,699,910
  Banco Mercantile Del Norte SA:
  5.33%, 10/27/98.......................................................................   15,000,000         14,737,942
  5.43%, 11 /24/98......................................................................   10,000,000          9,779,783
  Garanti Funding Corp.:
  I, Series A, 5.39%, 7/27/98...........................................................    5,000,000          4,980,536
  I, Series B, 5.52%, 7/30/98...........................................................    5,000,000          4,977,767
  II, Series A, 5.39%, 7/27/98..........................................................   10,000,000          9,961,072
  II, Series A, 5.525%, 7/29/98.........................................................   10,000,000          9,957,028
  II, Series B, 5.53%, 7/30/98..........................................................   10,000,000          9,955,453
  II, Series B, 5.38%, 7/14/98..........................................................   10,000,000          9,980,572
  Unia Banco-Uniao de Bancos Brasileiros SA, Grand Cayman,
  Series A, 5.50%, 11/23/98 ............................................................   10,000,000          9,778,472
Credit Suisse, guaranteeing commercial paper of:
  CEMEX SA de C.V.:
  Series A, 5.415%, 7/10/98 ............................................................   10,000,000          9,986,462
  Series A, 5.52%, 8/26/98..............................................................   10,000,000          9,914,133
  Series A, 5.53%, 10/19/98.............................................................   25,000,000         24,577,569
  Series B, 5.51%, 9/17/98..............................................................   15,000,000         14,820,925
  Daewoo International (America) Corp.:
  5.52%, 7/7/98.........................................................................   13,000,000         12,988,040
  5.52%, 12/2/98........................................................................    7,000,000          6,835,306
  5.50%, 10/23/98.......................................................................   10,000,000          9,825,833

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LETTERS OF CREDIT (CONTINUED)

  Guandong Enterprises (Holdings) Ltd., 5.53%, 9/4/98 ................................. $ 10,000,000    $     9,900,153
  Minmetals Capitals & Securities, Inc., 5.40%, 8/24/98 ...............................   40,000,000         39,673,525
Societe Generale, guaranteeing commercial paper of PEMEX Capital, Inc.:
  Series A, 5.54%, 11/5/98.............................................................   20,000,000         19,609,122
  Series A, 5.49%, 7/17/98.............................................................   15,000,000         14,963,400
  Series A, 5.51%, 11/24/98............................................................   40,000,000         39,106,156
  Series A, 5.515%, 10/2/98............................................................   25,000,000         24,643,823
  Series A, 5.52%, 8/28/98.............................................................   20,000,000         19,822,133
  Series A, 5.55%, 9/21/98.............................................................   25,000,000         24,683,958
Swiss Bank Corp., guaranteeing commercial paper of PEMEX Capital, Inc.,
  5.52%, 9/18/98.......................................................................   10,000,000          9,878,867
                                                                                                         ---------------
Total Letters of Credit                                                                                   1,095,961,714
                                                                                                         ---------------
SHORT-TERM NOTES--81.6%

ASSET-BACKED--12.9%

Asset Backed Capital Finance, Inc.:
  5.39%, 7/22/98(3)....................................................................   54,400,000         54,228,815
  5.41%, 8/3/98(3).....................................................................   22,600,000         22,487,923
  5.47%, 10/22/98(3)...................................................................   40,700,000         40,001,192
  5.48%, 9/1/98(3).....................................................................   30,900,000         30,608,373
  5.51%, 7/1/98(3).....................................................................   50,000,000         50,000,000
  5.52%, 12/8/98(3)....................................................................   29,200,000         28,483,627
  5.52%, 7/7/98(3).....................................................................   20,700,000         20,680,956
  5.55%, 11/2/98(3)....................................................................   65,000,000         63,760,000
  5.70%, 9/15/98(1) (2)................................................................   15,000,000         15,000,000
  5.73%, 5/24/98(1) (2)................................................................   40,000,000         40,000,000
  5.73%, 9/18/98(1) (2)................................................................   50,000,000         50,000,000
  5.771%, 8/2/98(1) (2)................................................................   10,000,000         10,001,899

Beta Finance, Inc.:
  5.38%, 8/10/98(3)....................................................................   24,500,000         24,353,544
  5.445%, 9/24/98(3)...................................................................   25,000,000         24,678,594
  5.45%, 9/14/98(3)....................................................................   10,500,000         10,380,781
  5.46%, 9/28/98(3)....................................................................   10,000,000          9,865,017
  5.46%, 9/30/98(3)....................................................................   25,000,000         24,654,958
  5.46%, 9/8/98(3).....................................................................   30,000,000         29,686,050
  5.39%, 7/27/98(3)....................................................................   14,500,000         14,443,555
CIESCO LP, 5.70%, 7/2/98 ..............................................................   12,175,000         12,173,072
Cooperative Assn. of Tractor Dealers:
  5.45%, 9/28/98.......................................................................    4,919,000          4,852,723
  Series A, 5.40%, 7/17/98.............................................................   13,000,000         12,968,800
  Series A, 5.42%, 8/21/98.............................................................   11,000,000         10,915,538
  Series A, 5.47%, 9/1/98..............................................................    4,800,000          4,754,781

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
ASSET-BACKED (CONTINUED)

Cooperative Assn. of Tractor Dealers: (Continued)
  Series A, 5.53%, 9/9/98.............................................................. $ 10,700,000    $    10,584,945
  Series A, 5.87%, 7/10/98.............................................................    8,000,000          7,988,260
CXC, Inc.:
  5.45%, 9/14/98(3)....................................................................   15,000,000         14,829,687
  5.48%, 8/17/98(3)....................................................................    5,000,000          4,964,228
  5.50%, 12/16/98(3)...................................................................   33,000,000         32,153,000
  5.51%, 9/25/98(3)....................................................................   50,000,000         49,341,861
  5.515%, 12/7/98(3)...................................................................   43,000,000         41,952,610
  5.52%, 9/11/98(3)....................................................................   35,000,000         34,613,600
  5.52%, 9/28/98(3)....................................................................   30,000,000         29,590,600
  5.523%, 11/16/98(3)..................................................................   35,000,000         34,258,997
Enterprise Funding Corp.:
  5.39%, 8/20/98(3)....................................................................   22,987,000         22,814,917
  5.45%, 8/27/98(3)....................................................................   26,419,000         26,191,026
  5.45%, 9/21/98(3)....................................................................   23,759,000         23,464,058
  5.45%, 9/9/98(3).....................................................................    9,000,000          8,904,625
  5.47%, 8/18/98(3)....................................................................   15,724,000         15,609,320
  5.48%, 9/23/98(3)....................................................................    6,227,000          6,147,377
  5.49%, 12/14/98(3)...................................................................   11,420,000         11,130,903
Eureka Securitization:
  5.10%, 9/17/98(3)....................................................................   40,000,000         39,522,467
  5.49%, 7/10/98(3)....................................................................   10,000,000          9,986,275
  5.52%, 8/28/98(3)....................................................................   30,000,000         29,733,200
  5.54%, 7/23/98(3)....................................................................   30,000,000         29,898,433
  5.60%, 8/7/98(3).....................................................................   30,000,000         29,827,333
  5.65%, 7/9/98(3).....................................................................   50,000,000         49,937,222
Falcon Asset Securitization Corp., 5.44%, 9/21/98(3)                                      22,025,000         21,752,086
New Center Asset Trust:
  5.39%, 8/17/98.......................................................................   25,000,000         24,824,076
  5.45%, 7/20/98.......................................................................   30,000,000         29,913,708
  5.53%, 7/1/98........................................................................   40,000,000         40,000,000
Preferred Receivables Funding Corp.:
  5.40%, 8/12/98(3)....................................................................   25,000,000         24,842,500
  5.45%, 9/21/98(3)....................................................................   10,000,000          9,875,861
  5.49%, 11/23/98(3)...................................................................    7,000,000          6,845,212
  5.49%, 12/17/98(3)...................................................................   22,340,000         21,764,242
  5.495%, 12/21/98(3)..................................................................    8,400,000          8,178,185
  5.51%, 10/13/98(3)...................................................................   11,875,000         11,685,976
  5.51%, 9/28/98(3)....................................................................    8,165,000          8,053,777
  5.52%, 11/12/98(3)...................................................................   27,500,000         26,935,860
  5.52%, 9/25/98(3)....................................................................   13,000,000         12,828,573
RACERS Series 1998-MM-3-5 144A, 5.687%, 7/30/98(1) (2)                                    10,000,000         10,000,000

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
ASSET-BACKED (CONTINUED)

Sigma Finance, Inc.:
  5.39%, 7/15/98(3).................................................................... $ 55,000,000     $   54,884,617
  5.39%, 8/11/98(3)....................................................................   30,000,000         29,815,842
  5.39%, 8/6/98(3).....................................................................   40,000,000         39,784,400
  5.395%, 8/18/98(3)...................................................................   20,000,000         19,856,133
  5.40%, 7/28/98(3)....................................................................   11,730,000         11,682,493
  5.41%, 7/30/98(3)....................................................................   25,000,000         24,891,049
  5.41%, 8/4/98(3).....................................................................   45,000,000         44,770,075
  5.44%, 10/1/98(3)....................................................................   50,000,000         49,304,889
  5.44%, 10/15/98(3)...................................................................   47,000,000         46,244,956
  5.44%, 9/10/98(3)....................................................................   12,000,000         11,871,253
  5.45%, 11/8/98(3)....................................................................   26,000,000         25,610,325
  5.45%, 9/23/98(3)....................................................................   20,000,000         19,745,667
  5.47%, 9/16/98(3)....................................................................   15,000,000         14,824,504
  5.48%, 9/30/98(3)....................................................................   40,000,000         39,445,911
  5.52%, 11/9/98(3)....................................................................   10,000,000          9,799,133
  5.58%, 8/28/98(3)....................................................................   22,500,000         22,297,725
SMM Trust, 5.656%, 7/29/98(1) (2) .....................................................   30,000,000         30,000,000
Ullswater Corp., 5.50%, 7/7/98 ........................................................   18,000,000         17,983,500
                                                                                                         ---------------
                                                                                                          1,942,737,670
                                                                                                         ---------------

AUTOMOTIVE--4.0%

BMW US Capital Corp.:
  5.47%, 11/2/98.......................................................................   25,000,000         24,528,972
  5.47%, 11/4/98.......................................................................   25,000,000         24,521,375
  5.47%, 11/5/98.......................................................................   25,000,000         24,517,576
  5.495%, 11/20/98.....................................................................   35,490,000         34,720,764
  5.495%, 9/28/98......................................................................   15,000,000         14,796,227
  5.50%, 7/1/98........................................................................  113,500,000        113,500,000
  5.51%, 9/24/98.......................................................................   50,000,000         49,349,514
  5.52%, 9/15/98.......................................................................   25,810,000         25,509,227
  5.54%, 9/14/98.......................................................................   10,000,000          9,884,583
  5.56%, 8/21/98.......................................................................   50,000,000         49,606,167
  5.60%, 7/13/98.......................................................................   50,000,000         49,906,667
  5.60%, 7/16/98.......................................................................  100,000,000         99,766,667
  5.60%, 7/29/98.......................................................................   84,235,000         83,868,110
                                                                                                         ---------------
                                                                                                            604,475,849
                                                                                                         ---------------

BANK HOLDING COMPANIES--2.4%

BankBoston Corp.:
  5.576%, 9/29/98(1)...................................................................   25,000,000         24,992,717
  5.71%, 9/10/98(1)....................................................................   20,000,000         20,000,000
Corestates Capital DTC, 5.47%, 9/30/98 ................................................   20,000,000         19,723,461

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BANK HOLDING COMPANIES (CONTINUED)

First Chicago Financial Corp.:
  5.40%, 8/14/98....................................................................... $ 15,000,000    $    14,901,000
  5.46%, 10/9/98.......................................................................   25,000,000         24,620,833
  5.46%, 9/11/98.......................................................................   22,000,000         21,759,760
  5.52%, 9/16/98.......................................................................   46,958,000         46,403,583
Morgan (J.P.) & Co., Inc.:
  5.37%, 7/17/98.......................................................................   80,000,000         79,808,933
  5.39%, 7/10/98.......................................................................   44,400,000         44,340,171
NationsBank Corp.:
  5.39%, 7/30/98.......................................................................   20,000,000         19,913,161
  5.49%, 12/30/98......................................................................   50,000,000         48,612,250
                                                                                                         ---------------
                                                                                                            365,075,869
                                                                                                         ---------------

BEVERAGES--3.7%

Coca-Cola Enterprises, Inc.:
  5.40%, 8/28/98(3)....................................................................   10,000,000          9,913,000
  5.45%, 9/14/98(3)....................................................................   20,000,000         19,772,917
  5.45%, 9/23/98(3)....................................................................   50,000,000         49,364,167
  5.46%, 10/29/98(3)...................................................................   25,000,000         24,545,000
  5.47%, 10/26/98(3)...................................................................   15,000,000         14,733,337
  5.47%, 8/20/98(3)....................................................................   30,000,000         29,772,083
  5.47%, 9/1/98(3).....................................................................   15,000,000         14,858,692
  5.48%, 10/16/98(3)...................................................................   25,000,000         24,592,806
  5.48%, 10/23/98(3)...................................................................   40,000,000         39,307,450
  5.48%, 10/28/98(3)...................................................................   28,000,000         27,492,796
  5.50%, 12/14/98(3)...................................................................   50,000,000         48,731,944
  5.50%, 12/16/98(3)...................................................................   30,000,000         29,230,000
  5.50%, 12/17/98(3)...................................................................   25,000,000         24,354,514
  5.50%, 12/18/98(3)...................................................................   25,000,000         24,350,694
  5.50%, 12/21/98(3)...................................................................   36,000,000         35,048,500
  5.50%, 12/23/98(3)...................................................................    8,000,000          7,786,111
  5.52%, 11/16/98(3)...................................................................   22,000,000         21,534,480
  5.53%, 9/29/98(3)....................................................................   49,000,000         48,323,325
  5.54%, 9/18/98(3)....................................................................   25,000,000         24,696,069
  5.55%, 11/10/98(3)...................................................................   25,000,000         24,491,250
  5.55%, 8/7/98(3).....................................................................   15,000,000         14,914,437
                                                                                                         ---------------
                                                                                                            557,813,572
                                                                                                         ---------------

BROKER/DEALERS--22.7%

Bear Stearns Cos., Inc.:
  5.39%, 7/10/98.......................................................................   50,000,000         49,932,375
  5.39%, 7/24/98.......................................................................   30,000,000         29,896,692
  5.39%, 8/7/98........................................................................   50,000,000         49,722,500

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Bear Stearns Cos., Inc.: (Continued)
  5.395%, 7/16/98...................................................................... $ 25,000,000    $    24,943,802
  5.425%, 7/23/98......................................................................   30,000,000         29,900,542
  5.44%, 8/21/98.......................................................................   25,000,000         24,807,333
  5.44%, 9/25/98.......................................................................   15,000,000         14,805,067
  5.45%, 10/22/98......................................................................   15,000,000         14,743,396
  5.45%, 9/18/98.......................................................................   25,000,000         24,701,007
  5.46%, 8/14/98.......................................................................   35,000,000         34,766,433
  5.47%, 10/28/98......................................................................    7,500,000          7,364,390
  5.50%, 7/17/98.......................................................................   55,000,000         54,865,689
  5.50%, 9/24/98.......................................................................   25,000,000         24,675,347
  5.505%, 12/17/98.....................................................................   30,000,000         29,224,713
  5.52%, 11/9/98.......................................................................   25,000,000         24,497,833
  5.626%, 7/23/98(1)...................................................................   15,000,000         15,000,000
  5.627%, 8/12/98(1)...................................................................   25,000,000         25,000,000
  5.631%, 8/27/98(1)...................................................................   25,000,000         25,000,000
  5.632%, 7/17/98(1)...................................................................   10,000,000         10,000,000
  5.636%, 7/13/98(1)...................................................................   50,000,000         50,000,000
  5.636%, 7/15/98(1)...................................................................   15,000,000         15,000,000
  5.636%, 7/10/98(1)...................................................................   45,000,000         45,000,000
  5.636%, 7/22/98(1)...................................................................   25,000,000         25,000,000
  5.651%, 8/13/98(1)...................................................................   10,000,000         10,000,000
  5.659%, 8/4/98(1)....................................................................   35,000,000         35,000,000
  5.73%, 9/23/98(1)....................................................................   20,000,000         20,000,000
  5.751%, 7/9/98(1)....................................................................   15,000,000         15,000,000
  5.806%, 7/6/98(1)....................................................................    5,000,000          5,000,961
Credit Suisse First Boston:
  5.631%, 9/18/98(1) (4)...............................................................   60,000,000         60,000,000
  5.81%, 9/18/98(1) (4)................................................................   65,000,000         65,000,000
Goldman Sachs Group, LP Promissory Nts.:
  5.652%, 9/17/98(1)...................................................................   20,000,000         20,000,000
  5.68%, 8/4/98(1).....................................................................   30,000,000         30,000,000
Goldman Sachs Group, LP:
  5.48%, 11/12/98......................................................................   30,000,000         29,388,067
  5.50%, 10/14/98......................................................................   50,000,000         49,197,917
  5.51%, 10/9/98.......................................................................   50,000,000         49,234,722
  5.51%, 9/18/98.......................................................................   50,000,000         49,395,431
  5.51%, 9/24/98.......................................................................   45,000,000         44,414,563
  5.65%, 7/8/98........................................................................   20,000,000         20,000,000
  5.652%, 7/1/98(1)....................................................................   35,000,000         35,000,000
  5.688%, 10/21/98.....................................................................   15,000,000         15,000,000
  5.73%, 7/8/98........................................................................   25,000,000         25,000,000
  5.73%, 8/3/98........................................................................   30,000,000         30,000,000

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Lehman Brothers Holdings, Inc.:
  5.40%, 7/15/98....................................................................... $ 25,000,000    $    24,947,500
  5.41%, 8/14/98.......................................................................   50,000,000         49,669,389
  5.41%, 8/27/98.......................................................................   75,000,000         74,356,573
  5.42%, 8/12/98.......................................................................   20,000,000         19,873,533
  5.43%, 7/13/98.......................................................................   50,000,000         49,909,333
  5.46%, 9/18/98.......................................................................   12,000,000         11,856,220
  5.52%, 12/8/98.......................................................................   35,000,000         34,141,333
  5.53%, 11/25/98......................................................................   40,000,000         39,096,767
  5.658%, 7/20/98(1)...................................................................   15,000,000         15,000,000
  5.70%, 9/15/98(1)....................................................................   89,000,000         89,001,221
  7.625%, 8/1/98.......................................................................    5,000,000          5,007,711
Merrill Lynch & Co., Inc.:
  5.38%, 8/12/98.......................................................................   20,000,000         19,874,467
  5.39%, 8/21/98.......................................................................   30,000,000         29,770,925
  5.39%, 8/28/98.......................................................................   25,000,000         24,782,903
  5.39%, 8/31/98.......................................................................   25,000,000         24,771,674
  5.43%, 10/14/98......................................................................    6,000,000          5,904,975
  5.43%, 9/4/98........................................................................   45,000,000         44,558,000
  5.45%, 10/26/98......................................................................   15,000,000         14,734,313
  5.46%, 9/18/98.......................................................................   20,000,000         19,760,367
  5.46%, 9/8/98........................................................................   20,000,000         19,790,700
  5.47%, 10/23/98......................................................................   20,000,000         19,653,567
  5.47%, 10/28/98......................................................................   40,000,000         39,276,744
  5.49%, 11/6/98.......................................................................   20,000,000         19,609,600
  5.50%, 12/4/98.......................................................................   30,000,000         29,285,000
  5.50%, 7/31/98.......................................................................   75,000,000         74,660,375
  5.51%, 9/28/98.......................................................................   30,000,000         29,591,342
  5.51%, 9/30/98.......................................................................   20,000,000         19,721,439
  5.52%, 11/30/98......................................................................   15,000,000         14,650,400
  5.52%, 9/25/98.......................................................................   10,000,000          9,868,133
  5.592%, 7/8/98(1)....................................................................   22,000,000         22,000,000
  5.618%, 7/20/98(1)...................................................................   15,000,000         15,000,000
  5.68%, 9/22/98(1)....................................................................   20,000,000         19,999,556
  5.71%, 7/13/98(1)....................................................................   25,000,000         25,000,000
  5.72%, 9/22/98(1)....................................................................   25,000,000         25,000,000
  5.89%, 8/17/98(1)....................................................................   25,000,000         25,004,562
  5.96%, 10/9/98.......................................................................   25,000,000         25,015,030
  6.07%, 8/17/98(1)....................................................................   25,000,000         25,039,581
Morgan Stanley Dean Witter & Co.:
  5.38%, 8/17/98.......................................................................   40,000,000         39,719,044
  5.40%, 7/29/98.......................................................................   25,000,000         24,895,000
  5.45%, 10/19/98......................................................................   40,000,000         39,333,889
  5.45%, 9/2/98........................................................................   50,000,000         49,523,125

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Morgan Stanley Dean Witter & Co.: (Continued)
  5.51%, 11/2/98....................................................................... $ 35,000,000    $    34,335,739
  5.616%, 7/28/98(1)...................................................................   40,000,000         40,000,656
  5.75%, 7/6/98........................................................................   50,000,000         49,960,069
  6.50%, 7/1/98(1).....................................................................  200,000,000        200,000,000
Salomon Smith Barney Holdings, Inc.:
  5.45%, 10/19/98......................................................................   45,000,000         44,250,625
  5.40%, 8/6/98........................................................................   25,000,000         24,865,000
  5.41%, 7/20/98.......................................................................   30,000,000         29,914,342
  5.43%, 10/5/98.......................................................................   25,000,000         24,638,000
  5.45%, 9/8/98........................................................................   25,000,000         24,738,854
  5.46%, 9/4/98........................................................................   25,000,000         24,753,542
  5.49%, 11/3/98.......................................................................   25,000,000         24,523,438
  5.50%, 10/15/98......................................................................   50,000,000         49,190,278
  5.50%, 11/16/98......................................................................   43,000,000         42,093,417
  5.50%, 7/10/98.......................................................................   80,000,000         79,888,500
  5.515%, 9/10/98......................................................................   70,000,000         69,238,229
  5.52%, 10/13/98......................................................................   25,000,000         24,601,333
  5.52%, 11/13/98......................................................................   50,000,000         48,967,813
  5.52%, 7/30/98.......................................................................   40,000,000         39,822,133
  5.53%, 7/13/98.......................................................................   25,000,000         24,953,917
  5.717%, 7/20/98(1)...................................................................   30,000,000         30,000,000
  5.739%, 7/30/98(1)...................................................................   20,000,000         20,000,000
  6.04%, 7/9/98........................................................................    7,000,000          7,000,217
                                                                                                         ---------------
                                                                                                          3,421,869,173
                                                                                                         ---------------

BUILDING MATERIALS--0.3%

Compagnie de Saint Gobain, 5.49%, 12/15/98(3)..........................................   50,000,000         48,726,625
                                                                                                         ---------------
CHEMICALS--0.8%

Henkel Corp.:
  5.37%, 8/11/98(3)....................................................................   13,000,000         12,920,494
  5.39%, 7/13/98(3)....................................................................   12,000,000         11,978,440
  5.46%, 10/2/98(3)....................................................................   19,000,000         18,732,005
  5.46%, 10/28/98(3)...................................................................   12,000,000         11,783,420
  5.495%, 10/26/98(3)..................................................................   12,000,000         11,785,695

Monsanto Co.:
  5.31%, 7/16/98(3)....................................................................   22,700,000         22,649,776
  5.50%, 10/8/98.......................................................................   10,000,000          9,848,750
  5.51%, 10/6/98.......................................................................   25,000,000         24,628,840
                                                                                                         ---------------
                                                                                                            124,327,420
                                                                                                         ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
COMMERCIAL FINANCE--8.0%

CIT Group Holdings, Inc.:
  5.455%, 10/21/98..................................................................... $ 50,000,000    $    49,151,444
  5.48%, 9/30/98.......................................................................   25,000,000         24,653,694
  5.50%, 9/14/98.......................................................................   20,000,000         19,770,833
  5.50%, 9/28/98.......................................................................   50,000,000         49,320,139
  5.56%, 8/22/98(1)....................................................................   15,000,000         14,994,336
  5.89%, 9/18/98(1)....................................................................   25,000,000         25,003,859

Countrywide Home Loans:
  5.53%, 8/31/98.......................................................................   50,000,000         49,531,486
  5.535%, 9/8/98.......................................................................   25,000,000         24,734,781
  5.54%, 7/9/98........................................................................   50,000,000         49,938,444
  5.54%, 8/25/98.......................................................................   15,000,000         14,873,042
  5.54%, 8/26/98.......................................................................   50,000,000         49,569,111
  5.54%, 8/27/98.......................................................................   50,000,000         49,561,417
  5.55%, 7/23/98.......................................................................   50,000,000         49,828,889
  5.56%, 8/18/98.......................................................................   45,000,000         44,666,400
  5.60%, 7/13/98.......................................................................   50,000,000         49,906,667
  5.60%, 7/29/98.......................................................................   50,000,000         49,782,222
  5.891%, 5/28/98(1)...................................................................   10,000,000         10,003,890

FINOVA Capital Corp.:
  5.44%, 7/24/98.......................................................................   50,000,000         49,826,222
  5.47%, 10/30/98......................................................................   28,000,000         27,485,212
  5.47%, 9/18/98.......................................................................   35,000,000         34,579,874
  5.48%, 9/10/98.......................................................................   15,000,000         14,837,883
  5.48%, 9/11/98.......................................................................   55,000,000         54,397,200
  5.48%, 9/4/98........................................................................   15,000,000         14,851,583
  5.49%, 10/22/98......................................................................   30,000,000         29,483,025
  5.49%, 8/25/98.......................................................................   25,000,000         24,790,313
  5.49%, 8/28/98.......................................................................    8,000,000          7,929,240
  5.52%, 11/2/98.......................................................................   20,000,000         19,619,733
  5.52%, 8/7/98........................................................................   15,000,000         14,914,900
  5.53%, 10/5/98.......................................................................   10,000,000          9,852,533
  5.53%, 11/23/98......................................................................   30,000,000         29,331,792
  5.53%, 9/14/98.......................................................................   10,000,000          9,884,792
  5.55%, 11/12/98......................................................................   15,000,000         14,690,125
  5.55%, 11/13/98......................................................................   30,000,000         29,378,438
  5.55%, 11/9/98.......................................................................   23,000,000         22,535,496
  5.55%, 7/16/98.......................................................................   25,000,000         24,942,188
  5.56%, 11/6/98.......................................................................   14,500,000         14,213,351

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
COMMERCIAL FINANCE (CONTINUED)

Heller Financial, Inc.:
  5.668%, 9/29/98(1)................................................................... $ 25,000,000    $    24,998,767
  5.70%, 7/16/98(1)....................................................................   45,000,000         44,998,681
  5.70%, 7/7/98(1).....................................................................   50,000,000         50,000,000
  5.938%, 9/16/98(1)...................................................................   20,000,000         20,000,000
                                                                                                         ---------------
                                                                                                          1,212,832,002
                                                                                                         ---------------

CONSUMER FINANCE--1.9%

Beneficial Corp.:
  5.50%, 7/14/98.......................................................................   35,000,000         34,930,486
  5.505%, 9/23/98......................................................................   35,000,000         34,550,425
  5.52%, 9/11/98.......................................................................   50,000,000         49,448,000
  5.525%, 9/3/98.......................................................................   50,000,000         49,508,889
  5.55%, 8/6/98........................................................................   45,000,000         44,750,250
Island Finance Puerto Rico, Inc.:
  5.63%, 8/3/98........................................................................   10,400,000         10,346,327
  5.51%, 9/24/98.......................................................................   10,000,000          9,869,903
Sears Roebuck Acceptance Corp., 5.41%, 8/21/98 ........................................   50,000,000         49,616,792
                                                                                                         ---------------
                                                                                                            283,021,072
                                                                                                         ---------------

DIVERSIFIED FINANCIAL--8.2%

Associates Corp. of North America, 5.51%, 9/4/98 ......................................   50,000,000         49,502,569
Ford Motor Credit Co.:
  5.70%, 9/25/98(1)....................................................................   25,000,000         24,998,501
  5.70%, 9/25/98(1)....................................................................   25,000,000         24,996,524
General Electric Capital Services:
  5.36%, 9/1/98........................................................................   30,000,000         29,723,067
  5.41%, 8/10/98.......................................................................   50,000,000         49,699,444
  5.46%, 10/16/98......................................................................   50,000,000         49,188,583
  5.47%, 11/6/98.......................................................................   50,000,000         49,027,556
  5.49%, 12/14/98......................................................................   50,000,000         48,734,250
  5.50%, 10/16/98......................................................................   50,000,000         49,182,639
  5.50%, 12/7/98.......................................................................   50,000,000         48,785,417
  5.50%, 7/2/98........................................................................   25,000,000         24,996,181
  5.50%, 9/28/98.......................................................................   50,000,000         49,320,139
  5.51%, 11/16/98......................................................................   40,000,000         39,155,133
  5.57%, 9/3/98(1).....................................................................   30,000,000         29,986,411
  6.50%, 7/1/98........................................................................  171,000,000        171,000,000
General Motors Acceptance Corp.:
  5.36%, 9/1/98........................................................................   25,000,000         24,769,222
  5.375%, 8/28/98......................................................................   25,000,000         24,783,507

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
DIVERSIFIED FINANCIAL (CONTINUED)

General Motors Acceptance Corp.: (Continued)
  5.455%, 8/21/98...................................................................... $ 50,000,000    $    49,613,604
  5.51%, 7/1/98........................................................................   25,000,000         25,000,000
  5.568%, 9/23/98(1)...................................................................   15,000,000         15,000,000
  5.70%, 7/22/98(1)....................................................................   25,000,000         25,000,863
Household Finance Corp.:
  5.556%, 7/29/98(1)...................................................................   15,000,000         14,992,321
  5.568%, 8/28/98(1)...................................................................   25,000,000         24,987,235
  5.637%, 9/9/98(1)....................................................................   40,000,000         40,000,000
Prudential Funding Corp.:
  5.35%, 7/10/98.......................................................................   25,000,000         24,966,563
  5.44%, 9/16/98.......................................................................   25,000,000         24,709,111
  5.49%, 12/11/98......................................................................   50,000,000         48,757,125
  5.49%, 12/9/98.......................................................................   40,000,000         39,017,900
  5.50%, 11/18/98......................................................................   36,500,000         35,719,306
  5.50%, 11/9/98.......................................................................   50,000,000         48,999,306
  5.51%, 11/3/98.......................................................................   40,000,000         39,234,722
                                                                                                         ---------------
                                                                                                          1,243,847,199
                                                                                                         ---------------

ELECTRONICS--0.0%

Avnet, Inc., 5.49%, 7/10/98............................................................    5,000,000          4,993,138
                                                                                                         ---------------
HEALTHCARE/SUPPLIES & SERVICES--1.6%

Baxter International, Inc.:
  5.55%, 7/27/98(3)....................................................................    7,500,000          7,469,938
  5.57%, 7/8/98(3).....................................................................   20,000,000         19,978,339
  5.58%, 7/1/98........................................................................   30,000,000         30,000,000
  5.59%, 8/12/98(3)....................................................................   27,000,000         26,823,915
  5.625%, 8/14/98......................................................................   29,000,000         28,800,625
  5.64%, 7/10/98(3)....................................................................   25,000,000         24,964,750
  5.64%, 7/31/98.......................................................................   21,000,000         20,901,300
  5.64%, 7/9/98(3).....................................................................   25,000,000         24,968,667
  5.65%, 8/5/98........................................................................   10,000,000          9,945,069
  6.25%, 7/2/98(3).....................................................................   22,000,000         21,996,181
  6.30%, 7/1/98(3).....................................................................   32,000,000         32,000,000
                                                                                                         ---------------
                                                                                                            247,848,784
                                                                                                         ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
INDUSTRIAL SERVICES--0.3%

Atlas Copco AB:
  5.55%, 8/31/98(3).................................................................... $ 25,000,000    $    24,764,896
  5.55%, 9/11/98(3)....................................................................   10,000,000          9,889,000
  5.58%, 7/28/98(3)....................................................................    7,850,000          7,817,148
                                                                                                        ---------------
                                                                                                             42,471,044
                                                                                                        ---------------

INSURANCE--10.0%

AIG Life Insurance Co., 5.645%, 7/1/98(1) .............................................   20,000,000         20,000,000
Allstate Life Insurance Co., 5.652%, 7/1/98(1) ........................................   50,000,000         50,000,000
Combined Insurance Co. of America, 5.71%, 7/1/98(1)(2) ................................   50,000,000         50,000,000
First All America Financial, 5.666%, 7/1/98(1) ........................................   30,000,000         30,000,000
GE Financial Assurance Holdings, Inc.:
  5.51%, 8/31/98.......................................................................   25,000,000         24,766,590
  5.52%, 7/1/98........................................................................   28,000,000         28,000,000
  5.52%, 7/29/98.......................................................................   30,000,000         29,871,200
General American Life Insurance Co., 5.85%, 7/1/98(1) .................................  155,000,000        155,000,000
Jackson National Life Insurance Co.:
  5.67%, 7/30/98(1)....................................................................   70,000,000         70,000,000
  5.67%, 7/1/98(1).....................................................................   45,000,000         45,000,000
John Hancock Capital Corp., 5.672%, 7/1/98(1) .........................................  100,000,000        100,000,000
Pacific Mutual Life Insurance Co., 5.649%, 7/1/98(1) (2) ..............................   90,000,000         90,000,000
Principal Mutual Life Insurance Co., 5.68%, 7/1/98(1) .................................   95,000,000         95,000,000
Protective Life Insurance Co.:
  5.708%, 7/1/98(1)....................................................................   25,000,000         25,000,000
  5.802%, 7/1/98(1)....................................................................   30,000,000         30,000,000
Prudential Life Insurance Co., 5.691%, 7/1/98(1) ......................................  200,000,000        200,000,000
TransAmerica Life Insurance & Annuity Co.:
  5.652%, 7/1/98(1)....................................................................   75,000,000         75,000,000
  5.652%, 7/1/98(1)....................................................................   25,000,000         25,000,000
  5.652%, 7/1/98(1)....................................................................   50,000,000         50,000,000
  5.865%, 7/1/98(1)....................................................................   38,000,000         38,000,000
Transamerica Occidental Corp., 5.652%, 7/1/98(1) ......................................   50,000,000         50,000,000
Travelers Insurance Co.:
  5.664%, 7/1/98(1) (2)................................................................   40,000,000         40,000,000
  5.664%, 7/1/98(1) (2)................................................................   48,000,000         48,000,000
Western National Life Insurance Company, 5.652%, 7/1/98(1) ............................   50,000,000         50,000,000
Western-Southern Life Funding, 5.652%, 7/1/98(1).......................................  100,000,000        100,000,000
                                                                                                        ---------------
                                                                                                          1,518,637,790
                                                                                                        ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LEASING & FACTORING--2.8%

American Honda Finance Corp.:
  5.52%, 7/30/98....................................................................... $ 23,500,000    $   23,395,503
  5.52%, 9/11/98.......................................................................   35,000,000        34,613,600
  5.626%, 7/8/98(1) (2)................................................................   25,000,000        25,000,000
  5.658%, 7/9/98(1) (2)................................................................   10,000,000         9,999,622
  5.687%, 7/20/98(1) (2)...............................................................   17,000,000        17,000,000
  5.687%, 7/20/98(1) (2)...............................................................   18,000,000        18,000,000
  5.687%, 7/27/98(1)...................................................................   10,000,000        10,000,000
  5.70%, 7/17/98.......................................................................   12,460,000        12,428,435

Hertz Corp.:
  5.38%, 9/4/98........................................................................   25,000,000        24,757,153
  5.39%, 8/7/98........................................................................   50,000,000        49,720,830
  5.40%, 8/31/98.......................................................................   20,000,000        19,817,000
  5.52%, 8/28/98.......................................................................   75,000,000        74,332,396
  5.53%, 8/21/98.......................................................................   30,000,000        29,764,975
  5.63%, 7/7/98........................................................................   50,000,000        49,953,083

International Lease Finance Corp., 5.36%, 7/24/98 .....................................   20,000,000        19,931,511
                                                                                                       ---------------
                                                                                                           418,714,108
                                                                                                       ---------------

NONDURABLE HOUSEHOLD GOODS--0.4%

Avon Capital Corp., 5.70%, 7/6/98(3) ..................................................   20,000,000        19,984,167
Newell Co.:
  5.54%, 7/13/98(3)....................................................................   20,000,000        19,963,067
  5.55%, 7/10/98(3)....................................................................   20,000,000        19,972,250
                                                                                                       ---------------
                                                                                                            59,919,484
                                                                                                       ---------------

OIL-INTEGRATED--1.6%

Fina Oil & Chemical Co.:
  5.52%, 11/19/98(3)...................................................................   10,000,000          9,783,800
  5.54%, 7/22/98(3)....................................................................   15,000,000         14,951,525

Koch Industries, Inc.:
  5.70%, 7/8/98(3).....................................................................   21,765,000         21,740,877
  6.30%, 7/1/98(3).....................................................................  200,000,000        200,000,000
                                                                                                        ---------------
                                                                                                            246,476,202
                                                                                                        ---------------
Total Short-Term Notes ................................................................                  12,343,787,001
                                                                                                        ---------------

U.S. GOVERNMENT AGENCIES--0.4%

Federal Home Loan Bank, 5.525%, 1/27/99 ...............................................   50,000,000         50,000,000
Student Loan Marketing Assn., 5.56%, 1/27/99 ..........................................    5,595,000          5,595,000
                                                                                                        ---------------
Total U.S. Government Agencies ........................................................                      55,595,000
                                                                                                        ---------------

Centennial Money Market Trust

FOREIGN GOVERNMENT OBLIGATIONS--0.9%

Bayerische Landesbank Girozentrale:
  5.526%, 7/25/98(1) .................................................................. $ 25,000,000    $    24,988,939
  6%, 10/15/98.........................................................................   25,000,000         25,021,662
Comision Federal de Electricidad:
  5.51%, 8/17/98 ......................................................................   15,000,000         14,892,096
  Series A, 5.56%, 8/25/98 ............................................................   10,000,000          9,915,055
Finnish Export Credit Ltd.:
  5.55%, 7/15/98 ......................................................................    8,000,000          7,982,733
  5.56%, 7/7/98 .......................................................................    5,000,000          4,995,367
Swedish Export Credit Corp., 5.47%, 10/22/98 ..........................................   20,000,000         19,656,606
Westdeutsche Landesbank Girozentrale, 5.43%, 10/7/98 ..................................   35,000,000         34,482,642
                                                                                                        ---------------
Total Foreign Government Obligations ..................................................                     141,935,100
                                                                                                        ---------------
Total Investments, at Value ...........................................................        100.3%    15,160,926,788
Liabilities in Excess of Other Assets .................................................         (0.3)       (46,768,502)
                                                                                               -----    ---------------
Net Assets ............................................................................        100.0%   $15,114,158,286
                                                                                               =====    ===============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $514,069,521, or 3.40% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,814,234,915, or 18.62% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $125,000,000, or 0.83% of the Trust's net assets as of June 30, 1998.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1998

Centennial Money Market Trust


ASSETS
Investments, at value-see accompanying statement ..............................         $15,160,926,788
Cash ..........................................................................              16,076,089
Receivables:
  Shares of beneficial interest sold ..........................................              80,326,622
  Interest ....................................................................              44,937,871
Other .........................................................................                 613,936
                                                                                        ---------------
    Total assets ..............................................................          15,302,881,306
                                                                                        ---------------

LIABILITIES
Payables and other liabilities:
  Shares of beneficial interest redeemed ......................................             159,898,463
  Dividends ...................................................................              24,616,987
  Service plan fees ...........................................................               1,078,515
  Trustees' fees ..............................................................                   1,806
Other .........................................................................               3,127,249
                                                                                        ---------------
    Total liabilities .........................................................             188,723,020
                                                                                        ---------------

NET ASSETS ....................................................................         $15,114,158,286
                                                                                        ===============

COMPOSITION OF NET ASSETS
Paid-in capital ...............................................................         $15,114,053,943
Accumulated net realized gain on investment transactions ......................                 104,343
                                                                                        ---------------


NET ASSETS-applicable to 15,114,586,658 shares of beneficial
  interest outstanding ........................................................         $15,114,158,286
                                                                                        ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ................                   $1.00


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1998

Centennial Money Market Trust



INVESTMENT INCOME-Interest ..............................................................        $719,829,894
                                                                                                 ------------

EXPENSES
Management fees-Note 3 ..................................................................          45,145,160
Service plan fees-Note 3 ................................................................          25,239,796
Transfer and shareholder servicing agent fees-Note 3 ....................................          11,121,197
Registration and filing fees ............................................................           2,298,939
Shareholder reports .....................................................................           1,210,218
Custodian fees and expenses .............................................................             985,706
Legal, auditing and other professional fees .............................................             175,594
Trustees' fees and expenses .............................................................              59,675
Insurance expenses ......................................................................              12,262
Other ...................................................................................               2,723
                                                                                                 ------------
  Total expenses ........................................................................          86,251,270
Less reimbursement of expenses by Centennial Asset Management Corporation-Note 3 ........          (2,382,437)
                                                                                                 ------------
Net expenses ............................................................................          83,868,833
                                                                                                 ------------

NET INVESTMENT INCOME ...................................................................         635,961,061
                                                                                                 ------------

NET REALIZED GAIN ON INVESTMENTS ........................................................              42,303
                                                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        $636,003,364
                                                                                                 ============

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            Year Ended June 30,
                                                                                      1998                      1997
                                                                                   -------------            ------------
OPERATIONS
Net investment income ...............................................            $   635,961,061          $  390,168,132
Net realized gain ...................................................                     42,303                  12,890
                                                                                 ---------------          --------------
Net increase in net assets resulting from operations ................                636,003,364             390,181,022
                                                                                 ---------------          --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .........................               (635,961,061)           (390,443,351)
                                                                                 ---------------          --------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest
  transactions-Note 2 ...............................................              6,051,149,102           2,310,345,177
                                                                                 ---------------          --------------

NET ASSETS
Total increase ......................................................              6,051,191,405           2,310,082,848
Beginning of period .................................................              9,062,966,881           6,752,884,033
                                                                                 ---------------          --------------
End of period .......................................................            $15,114,158,286          $9,062,966,881
                                                                                 ===============          ==============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Centennial Money Market Trust

                                                                                   Year Ended June 30,
                                                                 -------------------------------------------------------
                                                                 1998         1997         1996         1995        1994
                                                                 ----         ----         ----         ----        ----
PER SHARE OPERATING DATA
Net asset value, beginning of period.................          $1.00        $1.00         $1.00        $1.00       $1.00
Income from investment operations-net investment
  income and net realized gain ......................            .05          .05           .05          .05         .03
Dividends and distributions to shareholders..........           (.05)        (.05)         (.05)        (.05)       (.03)
                                                                ----         ----          ----         ----        ----
Net asset value, end of period.......................          $1.00        $1.00         $1.00        $1.00       $1.00
                                                               =====        =====         =====        =====       =====
TOTAL RETURN(1)......................................           5.16%        4.97%         5.11%        5.07%       2.82%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)..............        $15,114       $9,063        $6,753       $4,812      $2,559
Average net assets (in millions).....................        $12,617       $8,033        $6,077       $3,342      $2,346
Ratios to average net assets:
Net investment income ...............................           5.04%        4.86%         4.99%        5.01%       2.84%
Expenses, before voluntary assumption
  by the manager.....................................           0.68%        0.73%         0.74%        0.77%       0.81%
Expenses, net of voluntary assumption
  by the manager.....................................           0.66%        0.67%         0.69%        0.73%       0.76%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Centennial Money Market Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements-The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes-The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     Year Ended June 30, 1998            Year Ended June 30, 1997
                                    ------------------------------       ------------------------------
                                       Shares            Amount             Shares            Amount
                                    ------------      ------------       ------------      ------------
Sold ........................     40,408,988,871  $ 40,408,988,871     27,792,751,077  $ 27,792,751,077

Issued in connection with
  the acquisition of
  Daily Cash Accumulation
  Fund, Inc.-Note 4 .........      3,461,468,087     3,460,935,372                 --                --

Dividends and
  distributions reinvested ..        613,194,479       613,194,479        378,092,268       378,092,268

Redeemed ....................    (38,431,969,620)  (38,431,969,620)   (25,860,498,168)  (25,860,498,168)
                                 ---------------  ----------------    ---------------  ----------------

  Net increase ..............      6,051,681,817  $  6,051,149,102      2,310,345,177  $  2,310,345,177
                                 ===============  ================    ===============  ================


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Independently of the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from 0.40% to: 0.40% of average net assets in excess of $1 billion but less than $1.25 billion; 0.375% of average net assets in excess of $1.25 billion but less than $1.50 billion; 0.35% of average net assets in excess of $1.50 billion but less than $2 billion; and 0.325% of average net assets in excess of $2 billion. The investment advisory agreement was amended on November 21, 1997 to include in the contractual management fee those additional break points which were previously voluntary.

Centennial Money Market Trust


Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

4. ACQUISITION OF DAILY CASH ACCUMULATION FUND, INC.

On November 21, 1997 the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,460,935,372, in exchange for the net assets, resulting in combined net assets of $13,332,466,315 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

INDEPENDENT AUDITORS' REPORT

Centennial Money Market Trust


The Board of Trustees and Shareholders of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Money Market Trust as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for the period July 1, 1993 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Money Market Trust at June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP




Denver, Colorado
July 22, 1998

FEDERAL INCOME TAX INFORMATION (Unaudited)

Centennial Money Market Trust


In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1998. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1998 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL MONEY MARKET TRUST


                Officers and Trustees
                James C. Swain, Chairman and Chief
                  Executive Officer
                Bridget A. Macaskill, Trustee and President
                Robert G. Avis, Trustee
                William A. Baker, Trustee
                Charles Conrad, Jr., Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Raymond J. Kalinowski, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                Ned M. Steel, Trustee
                George C. Bowen, Trustee, Vice President,
                  Treasurer and Assistant Secretary
                Andrew J. Donohue, Vice President and
                  Secretary
                Carol E. Wolf, Vice President
                Arthur J. Zimmer, Vice President
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer
                Robert G. Zack, Assistant Secretary

                Investment Advisor and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                For shareholder servicing call:
                1-800-525-9310 (in U.S.)
                303-671-3200 (outside U.S.)

                Or write:
                Shareholder Services, Inc.
                P.O. Box 5143
                Denver, CO 80217-5143



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